VANECK RUSSIA ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
Banks : 0.0%
Sberbank of Russia PJSC ∞ 46,050,016 $ 0
VTB Bank PJSC *∞ 13,375,470 0
0
Consumer Discretionary Distribution &
Retail : 0.0%
Ozon Holdings Plc (ADR) * †∞ 37,569 0
Underline
Energy : 0.0%
Gazprom PJSC *∞ 45,772,138 0
LUKOIL PJSC ∞ 2,063,982 0
Novatek PJSC ∞ 7,452,940 0
Rosneft Oil Co. PJSC ∞ 16,922,345 0
Surgutneftegas PJSC ∞ 125,211,510 0
Surgutneftegas PJSC (ADR) *∞ 1,364,815 0
Tatneft PJSC (ADR) *∞ 3,393,156 0
0
Financial Services : 0.0%
Moscow Exchange MICEX-RTS
PJSC ∞ 17,946,312 0
Underline
Materials : 0.0%
Alrosa PJSC ∞ 33,188,190 0
Evraz Plc *∞ 266,000 0
GMK Norilskiy Nickel PAO ∞ 52,917,800 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 4 0
Novolipetsk Steel PJSC 22,272,460 0
PhosAgro PJSC ∞ 705,974 0
PhosAgro PJSC (GDR) ∞ 13,644 0
Polyus PJSC (GDR) *∞ 1,155,875 0
Raspadskaya OJSC *∞ 730,890 0
Severstal PAO (GDR) *∞ 3,405,164 0
0
Number
of Shares Value
Media & Entertainment : 0.0%
VK IPJSC (GDR) *∞ 2,338,938 $ 0
Underline
Telecommunication Services : 0.0%
Rostelecom PJSC ∞ 13,944,591 0
Underline
Utilities : 0.0%
Inter RAO UES PJSC ∞ 482,502,010 0
Irkutsk Electronetwork Co.
JSC *∞ 7,410,870 0
0
Total Common Stocks
(Cost: $1,403,303,872) 0
PREFERRED SECURITIES: 0.0%
(Cost: $46,034,628)
Energy : 0.0%
Transneft PJSC ∞ 2,097,200 0
Underline
Total Investments Before Collateral for
Securities Loaned: 0.0%
(Cost: $1,449,338,500) 0
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.2%
Money Market Fund: 1.2%
(Cost: $650,753)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 650,753 650,753
Total Investments: 1.2%
(Cost: $1,449,989,253) 650,753
Other assets less liabilities: 98.8% 55,036,582
NET ASSETS: 100.0% $ 55,687,335
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is 0.